Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Total Compensation Costs Recognized
Total compensation costs recognized for the six months ended June 30, 2021 and 2022 were as follows:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
Cost of revenues	20	(6)	(1)
Research and development	6,464	(1,599)	(239)
Sales and marketing	1,733	520	78
General and administrative	10,819	11,269	1,682

Total	19,036	10,184	1,520